CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Number of Class A ordinary shares	Number of Class A preference shares	Number of Class B ordinary shares	Ordinary shares	Preference shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated deficit and statutory reserve	Noncontrolling interests	Total
Balance at Dec. 31, 2020				$ 22		$ 412,364	$ (21,604)	$ (4,598)	$ (324,351)	$ (1,983)	$ 59,850
Balance, shares at Dec. 31, 2020	430,127,692		99
Disposal of VIE										2,162	2,162
Acquisition of shares of consolidated subsidiaries						(981)				36,531	35,550
Net loss for the year									(62,403)	(11,971)	(74,374)
Foreign currency translation gain (loss)								1,481		634	2,115
Share of other comprehensive loss of an equity method investee								631			631
Reclassification into loss from equity method investments								131			131
Issuance of ordinary shares for private placement				9		75,419					75,428
Issuance of ordinary shares for private placement, shares	185,572,963	65,000
Issuance of ordinary shares for business combinations/ asset acquisitions				3		94,825					94,828
Issuance of ordinary shares for business combinations/ asset acquisition, shares	56,236,295
Issuance of ordinary shares from exercise of share-based awards				2		2,494					2,496
Issuance of ordinary shares from exercise of share-based awards, shares	38,141,120
Share-based compensation						6,446					6,446
Balance at Dec. 31, 2021				36	$ 0	590,567	(21,604)	(2,355)	(386,754)	25,373	205,263
Balance, shares at Dec. 31, 2021	710,078,070	65,000	99
Disposal of VIE										(5,542)	(5,542)
Net loss for the year									(155,415)	(3,012)	(158,427)
Foreign currency translation gain (loss)								(1,605)		(130)	(1,735)
Issuance of ordinary shares for private placement				16		23,448					23,464
Issuance of ordinary shares for private placement, shares	315,666,650,000
Issuance of ordinary shares for business combinations/ asset acquisitions				1		3,415					$ 3,416
Issuance of ordinary shares for business combinations/ asset acquisition, shares	16,038,930,000
Issuance of ordinary shares from exercise of share-based awards				1		(1)
Issuance of ordinary shares from exercise of share-based awards, shares											22,029,560
Purchase of noncontrolling interests						(1,096)				$ (16,689)	$ (17,785)
Share-based compensation						4,474					4,474
Share-based compensation, shares	22,029,560,000
Balance at Dec. 31, 2022				54		620,807	(21,604)	(3,960)	(542,169)		53,128
Balance, shares at Dec. 31, 2022	1,063,813,210,000	65,000,000	99,000
Net loss for the year									(28,710)		(28,710)
Foreign currency translation gain (loss)								(316)			(316)
Issuance of ordinary shares from exercise of share-based awards, shares	10,000
Share-based compensation						1,030					$ 1,030
Share-based compensation, shares	47,419,000,000										47,419,000
Balance at Dec. 31, 2023				$ 54		$ 621,837	$ (21,604)	$ (4,276)	$ (570,879)		$ 25,132
Balance, shares at Dec. 31, 2023	1,111,232,210,000	65,000,000	99,000